January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated March 1, 2012

Jaidip Singh no longer manages the Fund. As a result, all references to Mr. Singh are hereby deleted from the Prospectus. Effective immediately, James Caron has been added to the team primarily responsible for the day-to-day management of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Fund Summary—Adviser and Sub-Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund's portfolio is shown below:

Name	Title with Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director	March 2010
James Caron	Managing Director	January 2013
Richard Lindquist	Managing Director	January 2012
Christian G. Roth	Managing Director	March 2010
Neil Stone	Managing Director	January 2012
Name	Title with Sub-Adviser	Date Began Managing Fund
Richard Ford	Managing Director	February 2012

***

The third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Eric J. Baurmeister, James Caron, Richard Ford, Richard Lindquist, Christian G. Roth and Neil Stone.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Ford is the head of European Fixed Income and has been associated with Morgan Stanley since 1991 and with the Sub-Adviser in an investment management capacity since 2002. He was a portfolio manager at PIMCO (May-September 2008). Mr. Lindquist has been associated with the Adviser in an investment management capacity since November 2011. Mr. Lindquist was a Managing Director and Co-head of U.S. High Yield at Guggenheim Partners from April 2009 to November 2011. Prior to April 2009, he was the Head of U.S. and Global High Yield Fixed Income at HSBC Halbis Partners/HSBC Global Asset Management. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT2 1/13

January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated March 1, 2012

Jaidip Singh no longer manages the Fund. As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information ("SAI"). Effective immediately, James Caron has been added to the team primarily responsible for the day-to-day management of the Fund. Accordingly, effective immediately, the SAI is revised as follows:

The section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Managers at October 31, 2011 (unless otherwise indicated):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Eric J. Baurmeister	7	$2.6 billion	15	$1.8 billion	15	$5.0 billion(1)
James Caron*	0	$0	0	$0	0	$0
Richard Ford**	0	$0	0	$0	25	$7.4 billion(2)
Richard Lindquist**	1	$23.9 million	0	$0	0	$0
Christian G. Roth	6	$699.9 million	12	$6.5 billion	40	$15.4 billion(3)
Neil Stone	9	$960.2 million	0	$0	61	$12.1 billion(5)

*  As of November 30, 2012.

**  As of December 31, 2011.

(1)  Of these other accounts, two accounts with total assets of approximately $522.0 million, had performance-based fees.

(2)  Of these other accounts, three accounts with total assets of approximately $1.0 billion, had performance-based fees.

(3)  Of these other accounts, five accounts with total assets of approximately $2.4 billion, had performance-based fees.

(4)  Of these other accounts, one account with total assets of approximately $727.4 million, had performance-based fees.

(5)  Of these other accounts, one account with total assets of approximately $727.4 million, had performance-based fees.

***

The section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2011, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Eric J. Baurmeister	None
James Caron	None*
Richard Ford	None
Richard Lindquist	None
Christian G. Roth	None
Neil Stone	None

*  As of November 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.